long-term debt - TELUS Corporation credit facility (Details) $ in Millions, $ in Billions	Jun. 30, 2022 CAD ($) item	Jun. 30, 2022 USD ($) item	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CAD ($)
TELUS Corporation credit facility
Long-term debt	$ 21,628.0		$ 20,852.0		$ 19,932.0
TELUS Corporation credit facility
TELUS Corporation credit facility
Number of financial ratio tests | item	2	2
Letters of credit outstanding	$ 124.0		193.0
TELUS Corporation credit facility | Maximum
TELUS Corporation credit facility
Leverage ratio	4.25	4.25
TELUS Corporation credit facility | Minimum
TELUS Corporation credit facility
Operating cash flow to interest expense ratio	2.00	2.00
TELUS Corporation unsecured revolving credit facility
TELUS Corporation credit facility
Net available	$ 828.0		850.0
Gross available revolving credit facility	2,750.0		2,750.0
Long-term debt	1,922.0		1,900.0
TELUS Corporation unsecured non-revolving credit facility
TELUS Corporation credit facility
Unsecured non-revolving bank credit facility	1.9
TELUS Corporation commercial paper
TELUS Corporation credit facility
Long-term debt	1,900.0	$ 1.5	$ 1,900.0	$ 1.5
TELUS Corporation commercial paper | Maximum
TELUS Corporation credit facility
Gross available revolving credit facility	$ 1,900.0	$ 1.5